UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

November 30, 2022
Semiannual Report
to Shareholders
DWS Health and Wellness Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
34	Information About Your Fund’s Expenses
36	Advisory Agreement Board Considerations and Fee Evaluation
40	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Health and Wellness Fund

Letter to Shareholders
Dear Shareholder:
Financial markets experienced several negative impacts which began in late February with the Russia-Ukraine war and continued through the remainder of the year due to volatility in energy, a rise in inflation, pressure on supply chains, and slower corporate earnings growth. Global monetary authorities have moved aggressively to tame inflation which in turn has created a swift decline in equity and fixed income markets. The longer-term effects of these headwinds remain uncertain. De-globalization and a desire for energy independence across Europe and North America may continue to push prices upwards, and we expect inflation will remain higher than average over the next decade.
In periods such as this, real capital preservation becomes more challenging. Our portfolio managers continue to assess risks and form opinions on how these headwinds may impact investment portfolios over multiple time horizons. Yields for bonds can be impacted by economic risks, rising inflation, and slowing monetary support. We expect a moderate rise in government bond yields while short term spread widening may offer potential over the next year. For equities, we expect continued volatility in the short-term, however we do have a favorable view on companies with solid balance sheets and business models over a twelve-month horizon. We believe alternatives such as real estate, infrastructure and commodities may help in preserving capital given pricing power and correlation to inflation. Overall, we believe a diversified and balanced portfolio may help mitigate portfolio volatility during this uncertain economic and market cycle.
In our view, the current environment underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Health and Wellness Fund	|	3

Performance SummaryNovember 30, 2022 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
Unadjusted for Sales Charge	5.51%	1.63%	9.31%	12.74%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–0.56%	–4.22%	8.02%	12.07%
S&P 500® Index†	–0.40%	–9.21%	10.98%	13.34%
MSCI World Health Care Index††	3.35%	2.77%	10.45%	12.20%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		–10.28%	6.65%	11.23%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–15.44%	5.39%	10.57%
S&P 500® Index†		–15.47%	9.24%	11.70%
MSCI World Health Care Index††		–9.79%	7.70%	10.73%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
Unadjusted for Sales Charge	5.12%	0.90%	8.50%	11.90%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.12%	0.90%	8.50%	11.90%
S&P 500® Index†	–0.40%	–9.21%	10.98%	13.34%
MSCI World Health Care Index††	3.35%	2.77%	10.45%	12.20%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		–10.98%	5.85%	10.40%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–10.98%	5.85%	10.40%
S&P 500® Index†		–15.47%	9.24%	11.70%
MSCI World Health Care Index††		–9.79%	7.70%	10.73%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
No Sales Charges	5.64%	1.91%	9.60%	13.03%
S&P 500® Index†	–0.40%	–9.21%	10.98%	13.34%
MSCI World Health Care Index††	3.35%	2.77%	10.45%	12.20%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
No Sales Charges		–10.06%	6.92%	11.51%
S&P 500® Index†		–15.47%	9.24%	11.70%
MSCI World Health Care Index††		–9.79%	7.70%	10.73%

4	|	DWS Health and Wellness Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
No Sales Charges	5.65%	1.91%	9.61%	13.04%
S&P 500® Index†	–0.40%	–9.21%	10.98%	13.34%
MSCI World Health Care Index††	3.35%	2.77%	10.45%	12.20%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
No Sales Charges		–10.08%	6.93%	11.51%
S&P 500® Index†		–15.47%	9.24%	11.70%
MSCI World Health Care Index††		–9.79%	7.70%	10.73%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2022 are 1.32%, 2.10%, 1.04% and 1.05% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Health and Wellness Fund	|	5

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†
S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

††
The Morgan Stanley Capital International (MSCI) World Health Care Index is an
unmanaged equity index designed to capture the large and mid-capitalization segments across 23 developed markets countries. All securities in the index are classified in the
Health Care sector as per the Global Industry Classification Standard (GICS®).
The Advisor believes the additional index (MSCI World Health Care Index) reasonably represents the Fund’s overall investment process.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/22	$36.98	$24.01	$41.00	$43.41
5/31/22	$35.05	$22.84	$38.81	$41.08

6	|	DWS Health and Wellness Fund

Portfolio Management Team
Leefin Lai, CFA, CPA, Senior Portfolio Manager Equity
Lead Portfolio Manager of the Fund. Began managing the Fund in 2001.
—Joined DWS in 2001.
—Previously served as an analyst for Salomon Smith Barney and PaineWebber and as Vice President/Analyst for Citigroup Global Asset Management and Scudder Kemper Investments.
—Investment industry experience began in 1993.
—BS and MBA, University of Illinois.
Peter Barsa, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2014.
—Joined DWS in 1999.
—Portfolio Manager for DWS Global Small Cap, US Small Cap Growth and US Small Mid Cap Growth: New York.
—Previously served as equity research analyst covering consumer discretionary and consumer staples and as global small cap equity research generalist.
—BS in Finance, Villanova University.
Michael A. Sesser, CFA, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2014.
—Joined DWS in 2009.
—Portfolio Manager and Equity Research Analyst: New York.
—Previously, Business Intelligence Analyst, Corporate Executive Board (now owned by Gartner) from 2005–2007; Research Associate, Compass Lexecon (now owned by FTI Consulting) from 2003–2005.
—BA in Ethics, Politics & Economics, Yale University; MBA (with distinction), Stephen M. Ross School of Business, University of Michigan.

DWS Health and Wellness Fund	|	7

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	11/30/22	5/31/22
Common Stocks	96%	96%
Cash Equivalents	4%	4%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	11/30/22	5/31/22
Pharmaceuticals
Major Pharmaceuticals	31%	32%
Specialty Pharmaceuticals	2%	2%
Medical Supply & Specialty	26%	28%
Health Care Services	26%	26%
Biotechnology	15%	12%
	100%	100%

8	|	DWS Health and Wellness Fund

Ten Largest Equity Holdings at November 30, 2022 (43.1% of Net Assets)
1UnitedHealth Group, Inc.	9.6%
Operator of organized health systems
2Johnson & Johnson	5.7%
Provider of health care products
3Eli Lilly & Co.	5.7%
Producer of pharmaceuticals
4Thermo Fisher Scientific, Inc.	3.7%
Manufacturer of measurement instruments that monitor, collect and analyze information for various industries
5Merck & Co., Inc.	3.7%
Provider of health solutions through its prescription medicines, vaccines, biologic therapies and animal health products
6AbbVie, Inc.	3.4%
Developer of pharmaceutical products
7Pfizer, Inc.	3.3%
Manufacturer of prescription pharmaceuticals and nonprescription self-medications
8Danaher Corp.	2.9%
Manufacturer of professional instrumentation, medical technologies, industrial technologies and tools and components
9Abbott Laboratories	2.7%
Developer of health care products
10Elevance Health, Inc.	2.4%
Provider of health, dental, vision and pharmacy benefits including life insurance benefits
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 40 for contact information.

DWS Health and Wellness Fund	|	9

Investment Portfolioas of November 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stocks 96.3%
Health Care 96.3%
Biotechnology 14.2%
Alnylam Pharmaceuticals, Inc.*	6,501	1,434,056
Amgen, Inc.	24,693	7,072,075
Argenx SE (ADR)*	3,423	1,362,251
Arvinas, Inc.*	17,133	703,138
Ascendis Pharma A/S (ADR)* (a)	3,309	407,206
Beam Therapeutics, Inc.*	3,700	170,903
Bicycle Therapeutics PLC (ADR)* (a)	8,370	242,395
Biogen, Inc.*	10,150	3,097,476
BioMarin Pharmaceutical, Inc.*	16,142	1,630,019
Blueprint Medicines Corp.*	16,862	805,835
Celldex Therapeutics, Inc.*	14,060	521,485
Exact Sciences Corp.*	6,722	302,154
Gilead Sciences, Inc.	61,050	5,362,022
Halozyme Therapeutics, Inc.*	14,943	855,636
Horizon Therapeutics PLC*	9,800	982,842
Incyte Corp.*	13,679	1,089,806
Insmed, Inc.*	36,810	680,617
Moderna, Inc.*	10,706	1,883,293
Neurocrine Biosciences, Inc.*	16,537	2,101,191
Regeneron Pharmaceuticals, Inc.*	5,346	4,018,588
Sarepta Therapeutics, Inc.*	6,859	842,354
Seagen, Inc.*	10,397	1,262,092
Ultragenyx Pharmaceutical, Inc.*	14,771	536,187
Vertex Pharmaceuticals, Inc.*	17,681	5,594,268
Zentalis Pharmaceuticals, Inc.*	9,277	205,207
		43,163,096
Health Care Services 24.6%
agilon health, Inc.*	29,730	522,059
Amedisys, Inc.*	8,504	774,629
AmerisourceBergen Corp.	9,814	1,675,152
Centene Corp.*	36,674	3,192,472
Certara, Inc.*	48,641	825,924
Cigna Corp.	17,933	5,897,984
Elevance Health, Inc.	13,700	7,301,004
Humana, Inc.	5,716	3,143,228
IQVIA Holdings, Inc.*	12,400	2,703,448
Laboratory Corp. of America Holdings	6,090	1,465,863
The accompanying notes are an integral part of the financial statements.

10	|	DWS Health and Wellness Fund

	Shares	Value ($)
McKesson Corp.	10,500	4,007,640
Oak Street Health, Inc.*	16,000	345,920
Privia Health Group, Inc.*	25,532	610,981
RadNet, Inc.*	39,287	776,704
Thermo Fisher Scientific, Inc.	20,198	11,315,324
UnitedHealth Group, Inc.	53,623	29,372,534
Veeva Systems, Inc. “A” *	4,993	950,467
		74,881,333
Medical Supply & Specialty 24.9%
Abbott Laboratories	76,501	8,229,978
Agilent Technologies, Inc.	24,806	3,844,434
Alcon, Inc.	32,197	2,218,051
Align Technology, Inc.*	2,735	537,865
Avantor, Inc.*	26,151	582,644
Axonics, Inc.*	13,530	926,534
Azenta, Inc.	16,300	981,423
Baxter International, Inc.	34,731	1,963,344
Bio-Techne Corp.	17,100	1,453,329
Boston Scientific Corp.*	146,156	6,616,482
Danaher Corp.	32,338	8,841,533
DexCom, Inc.*	22,608	2,628,858
Edwards Lifesciences Corp.*	32,051	2,475,940
Globus Medical, Inc. “A” *	20,600	1,522,134
Hologic, Inc.*	30,377	2,313,512
IDEXX Laboratories, Inc.*	4,029	1,715,830
Illumina, Inc.*	5,091	1,110,245
Inari Medical, Inc.*	11,012	810,263
Inspire Medical Systems, Inc.*	5,524	1,334,433
Insulet Corp.*	7,632	2,284,792
Intuitive Surgical, Inc.*	19,359	5,234,480
Masimo Corp.*	7,827	1,134,445
Medtronic PLC	48,588	3,840,396
Nevro Corp.*	16,676	778,936
Omnicell, Inc.*	6,942	358,277
Outset Medical, Inc.*	35,623	750,933
Penumbra, Inc.*	7,177	1,503,653
ResMed, Inc.	13,747	3,164,559
Stryker Corp.	16,609	3,884,679
Tandem Diabetes Care, Inc.*	12,679	533,152
Waters Corp.*	4,632	1,605,451
West Pharmaceutical Services, Inc.	3,385	794,324
		75,974,909
The accompanying notes are an integral part of the financial statements.

DWS Health and Wellness Fund	|	11

	Shares	Value ($)
Pharmaceuticals 32.6%
AbbVie, Inc.	63,368	10,213,654
AstraZeneca PLC (ADR)	101,046	6,868,097
Bristol-Myers Squibb Co.	74,022	5,942,486
CVS Health Corp.	24,322	2,477,925
Eli Lilly & Co.	46,607	17,294,926
Intra-Cellular Therapies, Inc.*	16,682	904,498
Johnson & Johnson	98,064	17,455,392
Lonza Group AG (Registered)	2,637	1,389,176
Merck & Co., Inc.	102,319	11,267,368
Novo Nordisk AS (ADR)	37,255	4,641,973
Pfizer, Inc.	199,270	9,989,405
Roche Holding AG (Genusschein)	8,921	2,914,064
Sanofi (ADR)	72,388	3,282,796
Zoetis, Inc.	29,556	4,555,762
		99,197,522
Total Common Stocks (Cost $143,548,546)		293,216,860
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.69% (b) (c) (Cost $410,100)	410,100	410,100
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 3.7% (b) (Cost $11,133,978)	11,133,978	11,133,978

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $155,092,624)	100.1	304,760,938
Other Assets and Liabilities, Net	(0.1)	(153,677)
Net Assets	100.0	304,607,261
The accompanying notes are an integral part of the financial statements.

12	|	DWS Health and Wellness Fund

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 are as follows:
Value ($) at 5/31/2022	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.69% (b) (c)
—	410,100 (d)	—	—	—	1,227	—	410,100	410,100
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 3.7% (b)
11,742,673	29,565,516	30,174,211	—	—	156,138	—	11,133,978	11,133,978
11,742,673	29,975,616	30,174,211	—	—	157,365	—	11,544,078	11,544,078

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $412,652, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

ADR: American Depositary Receipt
The accompanying notes are an integral part of the financial statements.

DWS Health and Wellness Fund	|	13

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$ 43,163,096	$ —	$—	$ 43,163,096
Health Care Services	74,881,333	—	—	74,881,333
Medical Supply & Specialty	75,974,909	—	—	75,974,909
Pharmaceuticals	94,894,282	4,303,240	—	99,197,522
Short-Term Investments (a)	11,544,078	—	—	11,544,078
Total	$300,457,698	$4,303,240	$—	$304,760,938

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Health and Wellness Fund

Statement of Assets and Liabilities
as of November 30, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $143,548,546) — including $412,652 of securities loaned	$ 293,216,860
Investment in DWS Government & Agency Securities Portfolio (cost $410,100)*	410,100
Investment in DWS Central Cash Management Government Fund (cost $11,133,978)	11,133,978
Receivable for investments sold	593,402
Receivable for Fund shares sold	12,103
Dividends receivable	320,160
Interest receivable	33,258
Foreign taxes recoverable	139,905
Other assets	54,894
Total assets	305,914,660
Liabilities
Payable upon return of securities loaned	410,100
Payable for Fund shares redeemed	538,017
Accrued management fee	183,580
Accrued Trustees' fees	4,943
Other accrued expenses and payables	170,759
Total liabilities	1,307,399
Net assets, at value	$304,607,261
Net Assets Consist of
Distributable earnings (loss)	155,288,209
Paid-in capital	149,319,052
Net assets, at value	$304,607,261
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Health and Wellness Fund	|	15

Statement of Assets and Liabilities as of November 30, 2022 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($61,527,877 ÷ 1,663,694 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 36.98
Maximum offering price per share (100 ÷ 94.25 of $36.98)	$ 39.24
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($2,738,835 ÷ 114,071 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)
$ 24.01
Class S
Net Asset Value, offering and redemption price per share ($223,113,121 ÷ 5,442,125 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 41.00
Institutional Class
Net Asset Value, offering and redemption price per share ($17,227,428 ÷ 396,888 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 43.41
The accompanying notes are an integral part of the financial statements.

16	|	DWS Health and Wellness Fund

Statement of Operations
for the six months ended November 30, 2022 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $6,757)	$ 1,698,909
Income distributions — DWS Central Cash Management Government Fund	156,138
Securities lending income, net of borrower rebates	1,227
Total income	1,856,274
Expenses:
Management fee	1,100,050
Administration fee	139,483
Services to shareholders	179,496
Distribution and service fees	84,665
Custodian fee	3,261
Professional fees	38,379
Reports to shareholders	19,632
Registration fees	26,292
Trustees' fees and expenses	7,738
Other	11,051
Total expenses before expense reductions	1,610,047
Expense reductions	(222,380)
Total expenses after expense reductions	1,387,667
Net investment income	468,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	7,943,341
Foreign currency	(1,488)
7,941,853
Change in net unrealized appreciation (depreciation) on:
Investments	7,630,350
Foreign currency	(881)
7,629,469
Net gain (loss)	15,571,322
Net increase (decrease) in net assets resulting from operations	$ 16,039,929
The accompanying notes are an integral part of the financial statements.

DWS Health and Wellness Fund	|	17

Statements of Changes in Net Assets
	Six Months Ended November 30, 2022	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$ 468,607	$ 534,157
Net realized gain (loss)	7,941,853	9,862,641
Change in net unrealized appreciation (depreciation)	7,629,469	(9,803,690)
Net increase (decrease) in net assets resulting from operations	16,039,929	593,108
Distributions to shareholders:
Class A	—	(6,371,062)
Class C	—	(523,559)
Class S	—	(20,821,943)
Institutional Class	—	(1,292,245)
Total distributions	—	(29,008,809)
Fund share transactions:
Proceeds from shares sold	7,428,216	12,184,531
Reinvestment of distributions	—	28,067,591
Payments for shares redeemed	(14,450,520)	(37,768,912)
Net increase (decrease) in net assets from Fund share transactions	(7,022,304)	2,483,210
Increase (decrease) in net assets	9,017,625	(25,932,491)
Net assets at beginning of period	295,589,636	321,522,127
Net assets at end of period	$304,607,261	$295,589,636

The accompanying notes are an integral part of the financial statements.

18	|	DWS Health and Wellness Fund

Financial Highlights
DWS Health and Wellness Fund — Class A
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$35.05	$38.73	$37.28	$33.63	$35.96	$35.19
Income (loss) from investment operations:
Net investment income (loss)[a]	.02	(.01)	(.01)	.02	.02	.00*
Net realized and unrealized gain (loss)	1.91	.14	5.10	7.37	1.60	3.13
Total from investment operations	1.93	.13	5.09	7.39	1.62	3.13
Less distributions from:
Net investment income	—	—	—	(.04)	—	—
Net realized gains	—	(3.81)	(3.64)	(3.70)	(3.95)	(2.36)
Total distributions	—	(3.81)	(3.64)	(3.74)	(3.95)	(2.36)
Net asset value, end of period	$36.98	$35.05	$38.73	$37.28	$33.63	$35.96
Total Return (%)[b]	5.51c**	(.34)[c]	14.27[c]	22.66[c]	4.22	9.01[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62	60	68	63	59	60
Ratio of expenses before expense reductions (%)	1.33***	1.32	1.33	1.35	1.34	1.35
Ratio of expenses after expense reductions (%)	1.16***	1.09	1.18	1.34	1.34	1.34
Ratio of net investment income (loss) (%)	.13***	(.02)	(.02)	.07	.06	.00****
Portfolio turnover rate (%)	14**	17	36	43	39	27

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
****	Amount is less than .005%.
The accompanying notes are an integral part of the financial statements.

DWS Health and Wellness Fund	|	19

DWS Health and Wellness Fund — Class C
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$22.84	$26.67	$26.91	$25.32	$28.19	$28.25
Income (loss) from investment operations:
Net investment income (loss)[a]	(.07)	(.20)	(.21)	(.18)	(.20)	(.21)
Net realized and unrealized gain (loss)	1.24	.18	3.61	5.47	1.28	2.51
Total from investment operations	1.17	(.02)	3.40	5.29	1.08	2.30
Less distributions from:
Net realized gains	—	(3.81)	(3.64)	(3.70)	(3.95)	(2.36)
Net asset value, end of period	$24.01	$22.84	$26.67	$26.91	$25.32	$28.19
Total Return (%)[b,c]	5.12*	(1.10)	13.40	21.76	3.43	8.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	4	5	5	11
Ratio of expenses before expense reductions (%)	2.13**	2.10	2.10	2.13	2.09	2.07
Ratio of expenses after expense reductions (%)	1.90**	1.84	1.94	2.10	2.09	2.06
Ratio of net investment income (loss) (%)	(.61)**	(.78)	(.79)	(.70)	(.72)	(.72)
Portfolio turnover rate (%)	14*	17	36	43	39	27

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS Health and Wellness Fund

DWS Health and Wellness Fund — Class S
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$38.81	$42.49	$40.57	$36.32	$38.53	$37.53
Income (loss) from investment operations:
Net investment income[a]	.07	.10	.10	.14	.13	.10
Net realized and unrealized gain (loss)	2.12	.13	5.57	7.96	1.69	3.35
Total from investment operations	2.19	.23	5.67	8.10	1.82	3.45
Less distributions from:
Net investment income	—	(.10)	(.11)	(.15)	(.08)	(.09)
Net realized gains	—	(3.81)	(3.64)	(3.70)	(3.95)	(2.36)
Total distributions	—	(3.91)	(3.75)	(3.85)	(4.03)	(2.45)
Net asset value, end of period	$41.00	$38.81	$42.49	$40.57	$36.32	$38.53
Total Return (%)	5.64b*	(.08)[b]	14.58[b]	22.99	4.48	9.32
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	223	217	235	222	201	210
Ratio of expenses before expense reductions (%)	1.05**	1.04	1.06	1.07	1.07	1.08
Ratio of expenses after expense reductions (%)	.90**	.84	.93	1.07	1.07	1.08
Ratio of net investment income (%)	.39**	.23	.23	.35	.33	.26
Portfolio turnover rate (%)	14*	17	36	43	39	27

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Health and Wellness Fund	|	21

DWS Health and Wellness Fund — Institutional Class
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$41.08	$44.79	$42.58	$37.96	$40.10	$38.97
Income (loss) from investment operations:
Net investment income[a]	.08	.11	.12	.15	.15	.13
Net realized and unrealized gain (loss)	2.25	.10	5.85	8.33	1.76	3.46
Total from investment operations	2.33	.21	5.97	8.48	1.91	3.59
Less distributions from:
Net investment income	—	(.11)	(.12)	(.16)	(.10)	(.10)
Net realized gains	—	(3.81)	(3.64)	(3.70)	(3.95)	(2.36)
Total distributions	—	(3.92)	(3.76)	(3.86)	(4.05)	(2.46)
Net asset value, end of period	$43.41	$41.08	$44.79	$42.58	$37.96	$40.10
Total Return (%)	5.67b*	(.12)[b]	14.57[b]	23.00	4.50	9.30[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	15	15	10	5	3
Ratio of expenses before expense reductions (%)	1.07**	1.05	1.05	1.06	1.06	1.07
Ratio of expenses after expense reductions (%)	.91**	.84	.91	1.06	1.06	1.06
Ratio of net investment income (%)	.39**	.24	.27	.39	.37	.32
Portfolio turnover rate (%)	14*	17	36	43	39	27

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Health and Wellness Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Health and Wellness Fund (the “Fund” ) is a diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Health and Wellness Fund	|	23

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the

24	|	DWS Health and Wellness Fund

appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended November 30, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of November 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of November 30, 2022, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. Due to the

DWS Health and Wellness Fund	|	25

increased market values of securities on loan on November 30, 2022, the value of the related collateral was less than the value of securities on loan at period end. On the next business day, additional collateral was received, and the value of collateral exceeded the value of the securities on loan. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
From November 1, 2021 through May 31, 2022, the Fund elects to defer qualified late year losses of approximately $2,661,000 of realized capital losses and approximately $4,000 of net ordinary losses and treat them as arising in the fiscal year ending May 31, 2023.
At November 30, 2022, the aggregate cost of investments for federal income tax purposes was $155,215,051. The net unrealized appreciation for all investments based on tax cost was $149,545,887. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $158,405,261 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $8,859,374.
The Fund has reviewed the tax positions for the open tax years as of May 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

26	|	DWS Health and Wellness Fund

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended November 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $38,443,364 and $44,428,888, respectively.

DWS Health and Wellness Fund	|	27

C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.765%
Over $500 million of such net assets	.715%
Accordingly, for the six months ended November 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.765% of the Fund’s average daily net assets.
For the period from June 1, 2022 through September 30, 2022, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.08%
Class C	1.83%
Class S	.83%
Institutional Class	.83%
Effective October 1, 2022 through September 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary

28	|	DWS Health and Wellness Fund

expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.32%
Class C	2.07%
Class S	1.07%
Institutional Class	1.07%
For the six months ended November 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 50,288
Class C	3,271
Class S	157,134
Institutional Class	11,687
$ 222,380
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2022, the Administration Fee was $139,483, of which $23,338 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2022
Class A	$ 13,542	$ 4,763
Class C	546	184
Class S	60,747	20,731
Institutional Class	331	138
	$ 75,166	$ 25,816
In addition, for the six months ended November 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services

DWS Health and Wellness Fund	|	29

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 26,794
Class C	2,290
Class S	44,869
Institutional Class	8,032
$ 81,985
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2022, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2022
Class C	$ 10,689	$ 1,621
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2022, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2022	Annualized Rate
Class A	$ 70,669	$ 24,694.24%
Class C	3,307	1,284.23%
	$ 73,976	$ 25,978
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2022 aggregated $5,506.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2022,

30	|	DWS Health and Wellness Fund

there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $820, of which $630 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended November 30, 2022, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $92.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2022.

DWS Health and Wellness Fund	|	31

E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	59,842	$ 2,092,367	70,450	$ 2,737,188
Class C	3,245	71,618	9,815	258,495
Class S	36,407	1,393,369	107,383	4,557,686
Institutional Class	95,509	3,870,862	106,877	4,631,162
		$ 7,428,216		$ 12,184,531
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	166,258	$ 6,266,255
Class C	—	—	21,248	523,559
Class S	—	—	479,615	19,985,533
Institutional Class	—	—	29,289	1,292,244
		$ —		$ 28,067,591
Shares redeemed
Class A	(119,546)	$ (4,108,004)	(260,817)	$ (10,008,394)
Class C	(28,126)	(625,556)	(37,037)	(937,632)
Class S	(190,550)	(7,300,891)	(509,771)	(21,644,628)
Institutional Class	(59,914)	(2,416,069)	(120,075)	(5,178,258)
		$ (14,450,520)		$ (37,768,912)
Net increase (decrease)
Class A	(59,704)	$ (2,015,637)	(24,109)	$ (1,004,951)
Class C	(24,881)	(553,938)	(5,974)	(155,578)
Class S	(154,143)	(5,907,522)	77,227	2,898,591
Institutional Class	35,595	1,454,793	16,091	745,148
		$ (7,022,304)		$ 2,483,210
F.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances

32	|	DWS Health and Wellness Fund

surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

DWS Health and Wellness Fund	|	33

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2022 to November 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

34	|	DWS Health and Wellness Fund

Expenses and Value of a $1,000 Investment
for the six months ended November 30, 2022 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/22	$1,055.10	$1,051.20	$1,056.40	$1,056.70
Expenses Paid per $1,000*	$5.98	$9.77	$4.64	$4.69
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/22	$1,019.25	$1,015.54	$1,020.56	$1,020.51
Expenses Paid per $1,000*	$5.87	$9.60	$4.56	$4.61

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Health and Wellness Fund	1.16%	1.90%	.90%	.91%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Health and Wellness Fund	|	35

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Health and Wellness Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s

36	|	DWS Health and Wellness Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 1st quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

DWS Health and Wellness Fund	|	37

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily

38	|	DWS Health and Wellness Fund

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Health and Wellness Fund	|	39

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

40	|	DWS Health and Wellness Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SUHAX	SUHCX	SCHLX	SUHIX
CUSIP Number	25159L 620	25159L 596	25159L 588	25159L 570
Fund Number	452	752	2352	1452

DWS Health and Wellness Fund	|	41

Notes

Notes

DHWF-3
(R-025434-12 1/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health and Wellness Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/27/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/27/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/27/2023